UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           12/31/05

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Philadelphia Financial Management of San Francisco, LLC
Three Embarcadero Center #2350
San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/                          San Francisco, CA           02/14/2006
    -----------------------        -----------------           ----------
          [Signature]                [City, State]              [Date]

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      3

Form 13F Information Table Entry Total:                 34

Form 13F Information Table Value Total (x$1000):  $110,260

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd

                                                 FORM 13F INFORMATION TABLE

                                                   VALUE       SHARES/    SH/  PUT/  INVSTMT       OTHER         VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT     PRN  CALL  DSCRETN     MANAGERS    SOLE    SHARED   NONE
---------------------- -------------- --------- -----------   --------    ---  ----  -------     --------  --------  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
ACCREDITED HOME
  LENDRS HLDG CO COM        COM       00437P107     1,765        35600       SH    Share-defined     123     35600
ALEXANDER &
  BALDWIN INC COM           COM       014482103     5,682       104750       SH    Share-defined     123    104750
AMER INTL GRP COM SHR       COM       026874107     3,923        57500       SH    Share-defined     123     57500
AMERICAN EQUITY
  INVTLIFE HL COM           COM       025676206     2,231       170981       SH    Share-defined     123    170981
AMERICREDIT CORP COM        COM       03060R101     4,734       184700       SH    Share-defined     123    184700
AMERITRADE                  COM       03074K100     5,520       230000       SH    Share-defined     123    230000
AMVESCAP SPON ADR           COM       03235E100     6,648       432000       SH    Share-defined     123    432000
AON CORP                    COM       037389103     4,016       111700       SH    Share-defined     123    111700
BANK OF AMERICA
  CORP COM STK              COM       060505104     5,607       121500       SH    Share-defined     123    121500
BANKFINANCIALCORP           COM       06643P104     2,722       185400       SH    Share-defined     123    185400
CALL- CMA 100 @
  65  EXP 07/22/2006        COM       99O9073S8        36          454     CALL    Share-defined     123       454
CERTEGY INC COM STK         COM       156880106     2,028        50000       SH    Share-defined     123     50000
CHICAGO MERCANTL            COM       167760107     2,032         5530       SH    Share-defined     123      5530
CRM HOLDINGS LTD COM        COM       G2554P103     2,082       160000       SH    Share-defined     123    150000
DEALERTRACK
  HOLDINGS INC              COM       242309102     8,392       400000       SH    Share-defined     123    400000
EVEREST RE G
  ROUP LTDCOM STK           COM       G3223R108     3,211        32000       SH    Share-defined     123     32000
FLEETWOOD
  ENTERPRISES INC COM       COM       339099103     2,254       182500       SH    Share-defined     123    182500
FPIC INS
  GROUP INC  COM            COM       302563101     2,810        80990       SH    Share-defined     123     80990
GATX CORP COM               COM       361448103     2,941        81500       SH    Share-defined     123     81500
HARTFORD FINANCIAL
  SERVICES GROUP INC        COM       416515104     3,092        36000       SH    Share-defined     123     36000
HERCULES TECH               COM       427096508     3,295       274800       SH    Share-defined     123    274800
INVESTMENT
  TECHNOLOGY GROUP          COM       46145F105     2,086        58852       SH    Share-defined     123     58852
MATRIX BANCORP
  INC COM RSTD              COM       576819106     2,822       150000       SH    Share-defined     123    150000
METROCORP
  BANCSHARESINC COM         COM       591650106     2,263        76093       SH    Share-defined     123     76093
MITSUBISHI UFJ FIN
  GRP INC SPONS ADR         COM       606822104     1,212        88500       SH    Share-defined     123     88500
MORTGAGEIT HLDS             COM       61915Q108     4,043       296000       SH    Share-defined     123    296000
NATIONAL ATLANTC            COM       63253Y107       980        89533       SH    Share-defined     123     89533
NOMURA
  HOLDINGS INC ADR          COM       65535H208     1,922       100000       SH    Share-defined     123    100000
PEOPLE'S BANK
  BRIDGEPORT CONN           COM       710198102     1,836        59117       SH    Share-defined     123     59117
PNC FINANCIAL
  SERVICES GRP              COM       693475105     2,312        37400       SH    Share-defined     123     37400
REINSURANCE
  GROUP AMER INC            COM       759351109     1,672        35000       SH    Share-defined     123     35000
STANDARD PAC
  CORP   NEW                COM       85375C101     1,903        51700       SH    Share-defined     123     51700
TAL INTRNATL GRP            COM       874083108     6,385       309200       SH    Share-defined     123    309200
UNITED AMER
  INDEMNITY LTD CL A        COM       90933T109     2,057       112055       SH    Share-defined     123    112055
VAN DER MOOLEN
  HOLDING NV
  (FORMERLY VAN             COM       921020103     2,161       302600       SH    Share-defined     123    302600
WACHOVIA CORP COM           COM       929903102     1,586        30000       SH    Share-defined     123     30000

                                                  110,260
